Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 10,805,730	$ 7,362,031
Accounts receivable, net	12,135,457	13,514,707
Inventories	10,862,930	8,867,043
Prepaid expenses	1,012,968	1,068,828
Total Current Assets	34,817,085	30,812,609
Non-current Assets
Plant, property and equipment, net	321,418,299	328,060,441
Goodwill	28,120,191	28,120,191
Intangibles, net	16,775,536	18,443,349
Operating lease right-of-use assets	1,147,174	1,608,264
Finance lease right-of-use assets	375,810	405,863
Other inventories	5,146,078	4,783,497
Total Non-current Assets	372,983,088	381,421,605
Total Assets	407,800,173	412,234,214
Current Liabilities
Accounts payable	8,398,818	9,129,593
Accrued liabilities	6,385,908	5,153,817
Current maturities of long- term debt	2,320,000	2,320,000
Current portion of operating lease liability	688,711	709,098
Current portion of finance lease liability	100,699	76,982
Total Current liabilities	17,894,136	17,389,490
Non-current Liabilities
Long- term debt, net of current maturities	203,161,485	215,776,672
Long- term portion of operating lease liability	467,069	897,997
Long- term portion of finance lease liability	302,668	343,350
Asset retirement obligations	806,799	751,834
Total Liabilities	222,632,157	235,159,343
Members’ Equity
Subscription note receivable	(68,451)	(165,000)
Retained earnings (accumulated deficit)	949,834	(10,153,392)
Noncontrolling parent interest	1,765,673	1,688,472
Total Members’ Equity	185,168,016	177,074,871
Total Liabilities and Members’ Equity	407,800,173	412,234,214
Class A
Members’ Equity
Members capital	181,029,080	184,492,108
Class B
Members’ Equity
Members capital	$ 1,491,880	$ 1,212,683